SUPPLEMENT TO THE
FIDELITY® EQUITY-INCOME FUND
A Fund of Fidelity Devonshire Trust

March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 12.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 12.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

EQUB-03-01 January 30, 2003
1.712070.105

SUPPLEMENT TO THE

FIDELITY® STRUCTURED LARGE CAP VALUE FUND,
FIDELITY STRUCTURED MID CAP VALUE FUND,
FIDELITY STRUCTURED LARGE CAP GROWTH FUND,
AND FIDELITY STRUCTURED MID CAP GROWTH FUND

March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

On June 20, 2002, the Board of Trustees of each fund authorized the adoption of a 0.75% redemption fee for shares purchased after September 3, 2002. The fee will be charged on any shares sold that are held for less than 30 days purchased after this date. The fee is paid to the fund, not Fidelity.

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 14.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 14.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information replaces the similar information found under the heading "Return Calculations" in the "Performance" section beginning on page 17.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

The following information replaces the first two paragraphs following the heading "Historical Fund Results" in the "Performance" section on page 18.

Historical Fund Results. The following table shows each fund's returns for the fiscal period ended January 31, 2002.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on individual circumstances. After-tax returns are not relevant if shares are held in a retirement account or in another tax-deferred arrangement.

Returns do not include the effect of each fund's 0.75% short-term trading fee, applicable to shares purchased after September 3, 2002 that are held for less than 30 days.

The following information replaces the similar information found in the"Performance" section beginning on page 19.

Explanatory Notes: With an initial investment of $10,000 in Structured Large Cap Value on November 15, 2001, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 0.75% short-term trading fee applicable to shares purchased after September 3, 2002 that are held for less than 30 days.

Explanatory Notes: With an initial investment of $10,000 in Structured Mid Cap Value on November 15, 2001, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 0.75% short-term trading fee applicable to shares purchased after September 3, 2002 that are held for less than 30 days.

LMCB-03-01 January 30, 2003
1.774031.101

Explanatory Notes: With an initial investment of $10,000 in Structured Large Cap Growth on November 15, 2001, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 0.75% short-term trading fee applicable to shares purchased after September 3, 2002 that are held for less than 30 days.

Explanatory Notes: With an initial investment of $10,000 in Structured Mid Cap Growth on November 15, 2001, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions. The figures in the table do not include the effect of the fund's 0.75% short-term trading fee applicable to shares purchased after September 3, 2002 that are held for less than 30 days.

The following information replaces the similar information in the "Trustees and Officers" section on page 22.

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 262 funds advised by FMR or an affiliate. Mr. McCoy oversees 264 funds advised by FMR or an affiliate.

The following information has been removed from the "Management Contracts" section on page 32.

Average Group Assets	Annualized Fee Rate
 from $0 - $500 million	0.30%
 $500 million - $1 billion	0.25%
 over $1 billion	0.20%

SUPPLEMENT TO THE

FIDELITY® REAL ESTATE INVESTMENT PORTFOLIO

March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 12.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 12.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

REAB-03-01 January 30, 2003
1.712071.105

SUPPLEMENT TO THE

FIDELITY® UTILITIES FUND

A Fund of Fidelity Devonshire Trust

March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section beginning on page 2.

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry except that the fund will invest more than 25% of its total assets in securities of utility companies;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental, and may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

UIFB-03-01 January 30, 2003
1.712214.106

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 12.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 12.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

During the period from November 1, 2000 through November 12, 2002, Mr. Stavropoulos served as a Member of the Advisory Board. Effective November 13, 2002, Mr. Stavropoulos serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 18.

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Robert A. Lawrence no longer serves as Vice President of Fidelity Utilities Fund. The following information has been removed from the "Trustees and Officers" section beginning on page 18.

Robert A. Lawrence (49)

Year of Election or Appointment: 2000

Vice President of Utilities. Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

Bart A. Grenier serves as Vice President of Fidelity Utilities Fund. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 18.

Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Utilities. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section beginning on page 18.

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Utilities. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria A. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 18.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Utilities. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Paul F. Maloney no longer serves as Assistant Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section beginning on page 18.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Utilities. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Francis V. Knox, Jr. serves as Assistant Treasurer of the Fidelity funds. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 18.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Utilities. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

The following information replaces similar information found in the "Description of the Trust" section on page 31.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. The Trustees may, however, reorganize or terminate the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.